INCOME TAX (Schedule of Components of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX [Abstract]
Current taxes: In Israel	$ 6,060	$ 4,896	$ 2,003
Current taxes: Outside Israel	8,194	6,013	6,530
Current taxes	14,254	10,909	8,533
Deferred taxes: In Israel	(503)	(249)	1,425
Deferred taxes: Outside Israel	(1,309)	1,204	(3,564)
Deferred tax expense (benefit)	(1,812)	955	(2,139)
Taxes in respect of prior years: In Israel		(126)	(739)
Taxes in respect of prior years: Outside Israel	5	(48)
Taxes in respect of prior years	5	(174)	(739)
Income tax expense (benefit)	$ 12,447	$ 11,690	$ 5,655